Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 1,379,180	$ 1,209,226
Restricted cash	100,564	192,356
Trade receivables	48,499	68,073
Flight equipment held for operating leases, net	57,796,320	58,575,672
Investment in finance leases, net	1,807,494	1,208,585
Flight equipment held for sale	1,104,310	466,173
Maintenance rights and lease premium, net	1,677,407	2,129,993
Prepayments on flight equipment	4,272,766	3,460,296
Other intangibles, net	117,789	139,666
Deferred tax assets	172,877	261,004
Associated companies	1,315,306	1,128,894
Other assets	1,879,278	2,602,038
Total Assets	71,671,790	71,441,976
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,897,392	1,774,827
Accrued maintenance liability	3,534,388	3,327,347
Lessee deposit liability	1,185,033	1,092,585
Debt	43,565,321	45,294,511
Deferred tax liabilities	3,166,165	2,767,874
Commitments and contingencies
Total Liabilities	53,348,299	54,257,144
Ordinary share capital, €0.01 par value, 450,000,000 ordinary shares authorized as of December 31, 2025 and 2024; 179,043,739 and 204,543,739 ordinary shares issued and 166,876,547 and 186,783,225 ordinary shares outstanding (including 4,135,620 and 5,072,382 shares of unvested restricted stock) as of December 31, 2025 and 2024, respectively	2,267	2,558
Additional paid-in capital	3,517,963	5,809,276
Treasury shares, at cost (12,167,192 and 17,760,514 ordinary shares as of December 31, 2025 and 2024, respectively)	(1,467,321)	(1,425,652)
Accumulated other comprehensive (loss) income	(50,210)	42,683
Accumulated retained earnings	16,320,581	12,755,758
Total AerCap Holdings N.V. shareholders’ equity	18,323,280	17,184,623
Non-controlling interest	211	209
Total Equity	18,323,491	17,184,832
Total Liabilities and Equity	71,671,790	71,441,976
Variable interest entity
Assets
Restricted cash	32,875	51,170
Flight equipment held for operating leases, net	2,626,159	2,856,682
Other assets	29,914	86,020
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	79,006	86,203
Accrued maintenance liability	152,006	145,510
Debt	$ 1,113,533	$ 1,216,981